CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (378,919)	$ (11,284,061)	$ (9,894)	$ (1,531,192)
Change in operating assets and liabilities:
Prepaid expenses and other assets	(129,666)	507	(5,282)	64,365
Net cash used in operating activities	(231,770)	(383,414)	(329,901)	(587,232)
Cash flows from investing activities:
Net cash used in investing activities	(138,000,000)
Cash flows from financing activities:
Gross proceeds	135,240,000
Net cash provided by financing activities	138,943,832			500,000
Net Change in Cash	712,062	(383,414)	(329,901)	(87,232)
SHAPEWAYS, INC
Cash flows from operating activities:
Net income (loss)		1,573,000	(2,470,000)	(3,168,000)	$ (6,973,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		278,000	247,000	473,000	1,458,000
Loss on disposal of asset				4,000	11,000
Stock-based compensation expense		345,000	361,000	721,000	740,000
Non-cash lease expense		551,000	1,104,000	2,056,000
Change in operating assets and liabilities:
Accounts receivable		(828,000)	(670,000)	(40,000)	69,000
Inventory		223,000		(310,000)	46,000
Prepaid expenses and other assets		(419,000)	336,000	(5,000)	(1,533,000)
Interest on promissory note due from related party				49,000
Security deposits				259,000	(141,000)
Accounts payable		(356,000)	(631,000)	(379,000)	63,000
Accrued expenses and other liabilities		(103,000)	361,000	814,000	(187,000)
Lease liabilities		(597,000)	(1,162,000)	(2,129,000)
Deferred revenue		(131,000)	334,000	345,000	(352,000)
Deferred rent			(283,000)	(283,000)	(98,000)
Net cash used in operating activities		(1,464,000)	(2,473,000)	(1,593,000)	(6,901,000)
Cash flows from investing activities:
Proceeds from sales of property and equipment					25,000
Purchases of property and equipment		(143,000)	(6,000)	(104,000)	(181,000)
Net cash used in investing activities		(143,000)	(6,000)	(104,000)	(156,000)
Cash flows from financing activities:
Principal payments on capital leases			(18,000)	(18,000)	(675,000)
Gross proceeds		71,000	47,000	86,000	33,000
Repayments of loans payable		(958,000)	(572,000)	(1,318,000)	(314,000)
Proceeds from loans payable			1,982,000	1,982,000	5,001,000
Net cash provided by financing activities		(827,000)	1,439,000	732,000	4,045,000
Net Change in Cash		(2,434,000)	(1,040,000)	(965,000)	(3,012,000)
Effect of change in foreign currency exchange rates on cash and cash equivalents and restricted cash		120,000	(130,000)	69,000	(45,000)
Cash and cash equivalents and restricted cash at beginning of period		8,709,000	9,605,000	9,605,000	12,662,000
Cash and cash equivalents and restricted cash at end of period	$ 9,605,000	6,395,000	8,435,000	8,709,000	9,605,000
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest		$ 63,000	$ 102,000	$ 182,000	$ 314,000